UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

250 Park Avenue, 10th Floor, New York, New York 10177-1099
(Address of principal executive offices) (Zip code)

Mr. George A. Needham, 250 Park Avenue, 10th Floor, New York, New York 10177-1099
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks (93.4%)
Aerospace & Defense (0.2%)
Parsons Corp. (a)	6,000	$197,880
Airlines (0.3%)
Hawaiian Holdings, Inc.	10,500	275,730
Biotechnology (5.5%)
Gilead Sciences, Inc.	86,000	5,450,680
Building Products (0.5%)
DIRTT Environmental Solutions (Canada) (a)	100,000	452,127
Capital Markets (0.3%)
Brookfield Asset Management, Inc.	6,173	327,725
Commercial Services & Supplies (0.1%)
Clean Harbors, Inc. (a)	1,500	115,800
Communications Equipment (6.8%)
Cambium Networks Corp. (a)	5,000	48,500
KVH Industries, Inc. (a)	500,000	5,325,000
ViaSat, Inc. (a)	19,500	1,468,740
		6,842,240
Electrical Equipment (2.1%)
Vicor Corp. (a)	72,500	2,140,200
Electronic Equipment, Instruments & Components (4.7%)
Corning, Inc.	35,000	998,200
FLIR Systems, Inc.	8,500	447,015
Frequency Electronics, Inc.	26,000	315,900
II-VI, Inc. (a)	6,000	211,260
IPG Photonics Corp. (a)	6,250	847,500
National Instruments Corp.	20,000	839,800
nLight, Inc. (a)	3,500	54,810
Vishay Intertechnology, Inc.	60,000	1,015,800
		4,730,285
Energy Equipment & Services (2.5%)
Aspen Aerogels, Inc. (a)	367,650	2,176,488
Schlumberger, Ltd. (Netherlands)	10,000	341,700
		2,518,188
Entertainment (0.7%)
World Wrestling Entertainment, Inc.	9,500	675,925
Health Care Equipment & Supplies (8.4%)
Becton Dickinson & Co.	20,000	5,059,200
CryoPort, Inc. (a)	55,000	899,525
Medtronic PLC (Ireland)	22,000	2,389,640
SmileDirectClub, Inc. (a)	151	2,096
		8,350,461
Health Care Providers & Services (0.7%)
Laboratory Corp. of America Holdings (a)	2,000	336,000
Quest Diagnostics, Inc.	3,500	374,605
		710,605

Health Care Technology (0.1%)
Livongo Health, Inc. (a)	5,514	96,164
Household Durables (0.1%)
iRobot Corp. (a)	1,500	92,505
Household Products (0.6%)
Oil-Dri Corp. of America	17,000	579,020
Industrial Conglomerates (0.4%)
Honeywell International, Inc.	2,500	423,000
Internet & Direct Marketing Retail (0.0%)
Stitch Fix, Inc. (a)	2,500	48,125
IT Services (3.1%)
Akamai Technologies, Inc. (a)	34,000	3,106,920
Leisure Products (0.0%)
Peloton Interactive, Inc. (a)	275	6,902
Life Sciences Tools & Services (8.7%)
Thermo Fisher Scientific, Inc.	30,000	8,738,100
Machinery (1.4%)
Wabtec Corp.	20,000	1,437,200
Media (5.2%)
Comcast Corp.	115,000	5,184,200
Oil, Gas & Consumable Fuels (0.4%)
Navigator Holdings, Ltd. (a)	33,000	352,440
Road & Rail (0.0%)
Uber Technologies, Inc. (a)	1,321	40,251
Semiconductors & Semiconductor Equipment (23.0%)
Applied Materials, Inc.	9,000	449,100
Entegris, Inc.	130,000	6,117,800
FormFactor, Inc. (a)	162,500	3,029,812
Lam Research Corp.	2,500	577,775
MKS Instruments, Inc.	25,000	2,307,000
Nova Measuring Instruments, Ltd. (Israel) (a)	58,500	1,858,545
PDF Solutions, Inc. (a)	492,500	6,436,975
Photronics, Inc. (a)	142,500	1,550,400
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	8,500	395,080
Ultra Clean Holdings, Inc. (a)	17,000	248,795
		22,971,282
Software (5.2%)
The Trade Desk, Inc. - Class A (a)	5,000	937,750
2U, Inc. (a)	10,300	167,684
Altair Engineering, Inc. (a)	2,996	103,722
Appian Corp. (a)	10,000	475,000
ChannelAdvisor Corp. (a)	30,000	279,900
Coupa Software, Inc. (a)	4,800	621,936
Everbridge, Inc. (a)	11,500	709,665
Q2 Holdings, Inc. (a)	17,500	1,380,225
Zuora, Inc. (a)	36,425	548,196
		5,224,078
Specialty Retail (7.3%)
CarMax, Inc. (a)	82,500	7,260,000
Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	2,700	604,719
Super Micro Computer, Inc. (a)	122,500	2,352,000
		2,956,719

Trading Companies & Distributors (2.1%)
Air Lease Corp.	49,000	2,049,180
Total Common Stocks
(Cost $39,972,070)		$93,353,932

Short-Term Investments (5.9%)
Money Market Fund (5.9%)
Dreyfus Treasury Securities Cash Management - Institutional Class
1.84% (b)
(Cost $5,856,355)	5,856,355	5,856,355

Total Investments (99.3%)
(Cost $45,828,425)		99,210,287
Total Securities Sold Short (-1.2%)		(1,231,880)
(Proceeds $271,447)
Other Assets in Excess of Liabilities (1.9%)		1,926,805
Net Assets (100.0%)		$99,905,212

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Rate shown is the seven-day yield as of September 30, 2019.
(c)	Security position is either entirely or partially held in a segregated account as collateral for securities shold short, aggregating a total market value of $2,752,360.
ADR	American Depositary Receipt

Needham Growth Fund
Schedule of Securities Sold Short
September 30, 2019 (Unaudited)

	Shares	Value
Securities Sold Short (-1.2%)
Communications Equipment (-0.9%)
Ubiquiti, Inc. *	7,500	$886,950
Consumer Finance (-0.3%)
Medallion Financial Corp.	50,000	320,000
Insurance (0.0%)
Health Insurance Innovations, Inc. *	1,000	24,930
Total Securities Sold Short (-1.2%)
(Proceeds $271,447)		1,231,880

Total Securities Sold Short (-1.2%)
(Proceeds $271,447)		1,231,880

(a)	Non-income producing security.

Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (0.2%)
Parsons Corp. (a)	3,000	$98,940
Airlines (0.1%)
Hawaiian Holdings, Inc.	2,500	65,650
Building Products (3.9%)
Alpha Pro Tech Ltd. (a)	81,000	292,410
DIRTT Environmental Solutions (Canada) (a)	322,500	1,458,108
Jewett-Cameron Trading Co., Ltd. (Canada) (a)	8,000	61,040
		1,811,558
Commercial Services & Supplies (1.0%)
Ecology and Environment, Inc., Class A	29,972	455,275
Communications Equipment (8.5%)
Cambium Networks Corp. (a)	2,500	24,250
KVH Industries, Inc. (a)	369,400	3,934,110
		3,958,360
Construction Materials (0.5%)
Smith-Midland Corp.	30,000	231,000
Electrical Equipment (5.1%)
Vicor Corp. (a)	80,000	2,361,600
Electronic Equipment, Instruments & Components (3.2%)
IPG Photonics Corp. (a)	7,000	949,200
National Instruments Corp.	7,000	293,930
nLight, Inc. (a)	1,523	23,850
Vishay Precision Group, Inc. (a)	7,500	245,550
		1,512,530
Energy Equipment & Services (1.6%)
Aspen Aerogels, Inc. (a)	122,050	722,536
Entertainment (0.7%)
World Wrestling Entertainment, Inc.	4,500	320,175
Health Care Equipment & Supplies (2.9%)
CryoPort, Inc. (a)	34,000	556,070
LeMaitre Vascular, Inc.	22,500	769,050
SmileDirectClub, Inc. (a)	74	1,027
		1,326,147
Health Care Providers & Services (0.6%)
Laboratory Corp. of America Holdings (a)	500	84,000
Quest Diagnostics, Inc.	1,750	187,303
		271,303
Health Care Technology (0.6%)
Livongo Health, Inc. (a)	2,587	45,117
Omnicell, Inc. (a)	3,000	216,810
		261,927
Household Durables (0.1%)
iRobot Corp. (a)	1,000	61,670
Household Products (3.1%)
Oil-Dri Corp. of America	43,000	1,464,580

Internet & Direct Marketing Retail (0.1%)
Stitch Fix, Inc. (a)	2,000	38,500
IT Services (4.2%)
Akamai Technologies, Inc. (a)(c)	21,500	1,964,670
Leisure Products (0.0%)
Peloton Interactive, Inc. (a)	129	3,238
Life Sciences Tools & Services (0.9%)
Bruker Corp.	10,000	439,300
Machinery (1.3%)
Wabtec Corp.	8,500	610,810
Professional Services (0.6%)
CRA International, Inc.	7,000	293,790
Real Estate Investment Trusts (REITs) (2.5%)
Equinix, Inc.	2,000	1,153,600
Road & Rail (0.0%)
Uber Technologies, Inc. (a)	649	19,775
Semiconductors & Semiconductor Equipment (34.3%) (d)
Entegris, Inc.	117,000	5,506,020
FormFactor, Inc. (a)	30,000	559,350
MKS Instruments, Inc.	23,000	2,122,440
Nova Measuring Instruments, Ltd. (Israel) (a)(c)	63,000	2,001,510
PDF Solutions, Inc. (a)(c)	365,500	4,777,085
Photronics, Inc. (a)	65,000	707,200
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	7,000	325,360
		15,998,965
Software (7.3%)
The Trade Desk, Inc. - Class A (a)	1,200	225,060
Altair Engineering, Inc. (a)	1,000	34,620
Appian Corp. (a)	2,500	118,750
Carbon Black, Inc. (a)	723	18,791
ChannelAdvisor Corp. (a)	5,000	46,650
Coupa Software, Inc. (a)	1,200	155,484
Everbridge, Inc. (a)	4,375	269,981
GSE Systems, Inc. (a)(e)	1,022,500	1,789,375
Pluralsight, Inc. (a)	1,000	16,795
Q2 Holdings, Inc. (a)	8,250	650,678
Zuora, Inc. (a)	4,381	65,934
		3,392,118
Specialty Retail (3.9%)
CarMax, Inc. (a)(c)	20,500	1,804,000
Technology Hardware, Storage & Peripherals (12.3%)
Apple, Inc. (c)	20,000	4,479,400
Super Micro Computer, Inc. (a)	65,000	1,248,000
		5,727,400
Trading Companies & Distributors (0.3%)
Air Lease Corp.	3,000	125,460
Total Common Stocks
(Cost $22,064,657)		$46,494,877

Short-Term Investments (0.5%)
Money Market Fund (0.5%)
Dreyfus Treasury Securities Cash Management - Institutional Class
1.84% (b)
(Cost $224,276)	224,276	224,276

Total Investments (100.3%)
(Cost $22,288,933)		46,719,153
Total Securities Sold Short (-1.0%)		(483,015)
(Proceeds $119,782)
Other Assets in Excess of Liabilities (0.8%)		362,045
Net Assets (100.0%)		$46,598,183

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Rate shown is the seven-day yield as of September 30, 2019.
(c)	Security position is either entirely or partially held in a segregated account as collateral for securities shold short, aggregating a total market value of $4,058,365.
(d)	As of September 30, 2019, the Fund had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment industry.
(e)	Affiliated security. Please refer to the Notes to the Financial Statements.

ADR	American Depositary Receipt

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
September 30, 2019 (Unaudited)

	Shares	Value
Securities Sold Short (-1.0%)
Communications Equipment (-0.6%)
Ubiquiti, Inc. *	2,250	$266,085
Consumer Finance (-0.4%)
Medallion Financial Corp.	30,000	192,000
Insurance (0.0%)
Health Insurance Innovations, Inc. *	1,000	24,930
Total Securities Sold Short (-1.0%)
(Proceeds $119,782)		483,015

Total Securities Sold Short (-1.0%)
(Proceeds $119,782)		483,015

(a)	Non-income producing security.

Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
Common Stocks (88.0%)
Airlines (3.2%)
Hawaiian Holdings, Inc.	50,000	$1,313,000
Biotechnology (1.9%)
CRISPR Therapeutics AG (a)	2,000	81,980
Moderna, Inc. (a)	42,500	676,600
		758,580
Building Products (0.4%)
DIRTT Environmental Solutions (Canada) (a)	40,000	180,851
Communications Equipment (7.7%)
Cambium Networks Corp. (a)	60,000	582,000
EMCORE Corp. (a)	410,000	1,258,700
KVH Industries, Inc. (a)(b)	121,500	1,293,975
		3,134,675
Electrical Equipment (4.9%)
Vicor Corp. (a)	67,500	1,992,600
Electronic Equipment, Instruments & Components (8.7%)
Akoustis Technologies, Inc. (a)	75,000	581,250
Frequency Electronics, Inc.	25,000	303,750
II-VI, Inc. (a)	50,000	1,760,500
nLight, Inc. (a)	5,000	78,300
TTM Technologies, Inc. (a)	67,500	823,163
		3,546,963
Energy Equipment & Services (5.2%)
Aspen Aerogels, Inc. (a)	362,500	2,146,000
Health Care Equipment & Supplies (2.5%)
CryoPort, Inc. (a)	8,000	130,840
GenMark Diagnostics, Inc. (a)	150,000	909,000
		1,039,840
IT Services (1.1%)
Limelight Networks, Inc. (a)	150,000	454,500
Leisure Products (0.0%)
Peloton Interactive, Inc. (a)	113	2,836
Machinery (1.1%)
Wabtec Corp.	6,000	431,160
Oil, Gas & Consumable Fuels (4.1%)
Navigator Holdings, Ltd. (a)	157,300	1,679,964
Pharmaceuticals (0.2%)
Agile Therapeutics, Inc. (a)	55,000	65,175
Semiconductors & Semiconductor Equipment (27.3%) (d)
Cohu, Inc.	135,000	1,823,175
FormFactor, Inc. (a)	500	9,323
MACOM Technology Solutions Holdings, Inc. (a)	50,000	1,074,750
MKS Instruments, Inc.	4,000	369,120
PDF Solutions, Inc. (a)(b)	210,000	2,744,700
Photronics, Inc. (a)	360,000	3,916,800
Ultra Clean Holdings, Inc. (a)	85,000	1,243,975
		11,181,843

Software (11.2%)
2U, Inc. (a)	17,200	280,016
ChannelAdvisor Corp. (a)	150,000	1,399,500
FireEye, Inc. (a)	130,000	1,734,200
Zuora, Inc. (a)	78,484	1,181,184
		4,594,900
Technology Hardware, Storage & Peripherals (6.5%)
Intevac, Inc. (a)	320,000	1,676,800
Super Micro Computer, Inc.(a)(b)	50,000	960,000
		2,636,800
Trading Companies & Distributors (2.0%)
Air Lease Corp.	20,000	836,400
Total Common Stocks
(Cost $32,731,503)		$35,996,087

Short-Term Investments (17.0%)
Money Market Fund (17.0%)
Dreyfus Treasury Securities Cash Management - Institutional Class
1.84% (a)
(Cost $6,946,154)	6,946,154	6,946,154

Total Investments (105.0%)
(Cost $39,677,657)		42,942,241
Liabilities in Excess of Other Assets (-5.0%)		(2,044,039)
Net Assets (100.0%)		$40,898,202

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,223,500.
(c)	Rate shown is the seven-day yield as of September 30, 2019.
(d)	As of Septenber 30, 2019, the Fund had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment industry.

Needham Funds

September 30, 2019

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.  NGF, NAGF, and NSCGF each currently offer two classes, the Retail Class and the Institutional Class.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Board of Directors (the “Board”) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The securities of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of September 30, 2019.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized/unrealized gains arising from changes in the exchange rates are included with the net realized/unrealized gain (loss) from affiliated and unaffiliated securities, securities sold short and foreign currency translations. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the period ended September 30, 2019.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of December 31, 2018, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2018, open Federal tax years include the tax years ended December 31, 2015 through December 31, 2018, and open New York tax years include the tax years ended December 31, 2015 through December 31, 2018. The Portfolios have no tax examinations in progress.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

 Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the times the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy.

The following is a summary categorization, as of September 30, 2019, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$93,353,932	$46,494,877	$35,996,087
Closed-End Funds	-	-	-
Short-Term
Investments	5,856,355	224,276	6,946,154
Liabilities
Securities Sold Short(2)	(1,231,880)	(483,015)	-
Total	$97,978,407	$46,236,138	$42,942,241
(1) As of September 30, 2019, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments and Schedule of Securities Sold Short to view segregation by industry.

3.	Short Sale Transactions

During the period ended September 30, 2019, each Portfolio sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount as “Deposit with Broker for Securities Sold Short” and a corresponding liability, which is marked-to-market to reflect current value.  The broker for the Portfolios’ short sale transactions requires maintenance by each Portfolio of a minimum amount of collateral at all times, regardless of whether any short sales are outstanding.  To the extent necessary to meet the broker’s collateral requirements for open short positions, additional securities will be segregated above the minimum to cover the short positions.  At September 30, 2019, the market value of securities separately segregated to cover short positions was $2,752,360, $4,058,365, and $1,223,500 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $1,582,047 and $501,776 pledged as collateral with a broker in connection with any open short positions for NGF and NAGF, respectively at September 30, 2019. Securities sold short at September 30, 2019 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for NGF and NAGF.

4.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

5.	Indemnification

Under the Company’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.	Transactions with Affiliates

NAGF owned 5% or more of the voting securities of the following company during the nine months ended September 30, 2019. As a result, this company is deemed to be an affiliate of NAGF as defined by the 1940 Act. Transactions during the period in this affiliated company were as follows:

Security Name	Value At Dec. 31, 2018	Value of Purchases	Value of Sales	Share Balance Sep. 30, 2019	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Dividend Income	Value Sep. 30, 2019
GSE
Systems, Inc.	$2,352,000	$41,063	$(229,988)	1,022,500	$ (228,826)	$ (144,873)	—	$1,789,375

7.	Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of September 30, 2019, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NGF	$45,828,425	$54,622,129	$(2,200,700)	$52,421,429
NAGF	22,288,933	25,893,068	(1,826,081)	24,066,987
NSCGF	39,677,657	4,760,649	(1,496,065)	3,264,584

* Because tax adjustments are calculated annually at the end of the Portfolios’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolios’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By /s/ George A. Needham
     George A. Needham, President (Chief Executive Officer)

Date November 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ George A. Needham
      George A. Needham, President (Chief Executive Officer)

Date November 22, 2019

By /s/ James W. Giangrasso
     James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date November 22, 2019